Financial Instruments and Financial Risk Management - Allowance for Credit Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, beginning of year
Balance, beginning of year	$ 54.7	$ 2.4
Foreign exchange translation	(2.6)	0.1
New allowance	27.5	53.1
Change in allowance	(9.2)	(0.9)
Allowance applied to uncollectible customer accounts	(37.2)	0.0
Balance, end of year	33.2	$ 54.7
Disposal group, allowance for doubtful receivables	$ 8.1